INVESTMENTS - EQUITY SECURITIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Unrealized gain loss on equity securities	$ 200	$ 33,000	$ (300)	$ 200